Debt - Summary Of Accounting For The Senior Notes redemption (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Debt Instrument Redemption And Issuance Transactions [Line Items]
Loss on extinguishment of debt	$ (1.0)	$ 0.0	$ (1.3)	$ (1.3)	$ (3.4)
Starz Business of Lions Gate Entertainment Corp
Disclosure Of Debt Instrument Redemption And Issuance Transactions [Line Items]
Loss on extinguishment of debt	$ (4.9)	$ 21.2	$ 21.2	$ 58.7	(24.8)
Senior Notes redemption and issuance | Starz Business of Lions Gate Entertainment Corp
Disclosure Of Debt Instrument Redemption And Issuance Transactions [Line Items]
Loss on extinguishment of debt					24.8
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances					38.1
Total					62.9
New Debt Issuance Costs and Call Premiums | Senior Notes redemption and issuance | Starz Business of Lions Gate Entertainment Corp
Disclosure Of Debt Instrument Redemption And Issuance Transactions [Line Items]
Loss on extinguishment of debt					20.7
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances					25.4
Total					46.1
Previously Incurred Debt Issuance Costs | Senior Notes redemption and issuance | Starz Business of Lions Gate Entertainment Corp
Disclosure Of Debt Instrument Redemption And Issuance Transactions [Line Items]
Loss on extinguishment of debt					4.1
Recorded as a Reduction of Outstanding Debt Balances & Amortized Over Life of New Issuances					12.7
Total					$ 16.8